Acquisitions	9 Months Ended
Sep. 30, 2018
Business Combinations1 [Abstract]
Acquisitions
Acquisitions
(a) Goodfella’s Pizza
On April 21, 2018, the Company completed its acquisition of all of the share capital of Green Isle Foods Limited (“Goodfella’s Pizza”) for £209.7 million (€239.0 million), including post-acquisition working capital and net debt adjustments. Goodfella's Pizza (legal entity subsequently renamed Birds Eye Pizza Limited), is a pizza producer based in Ireland that complements our existing business model.

The preliminary assessment of the fair values of assets and liabilities of Birds Eye Pizza Limited at the date of acquisition and the consideration paid was as follows:

April 21, 2018
€m
Assets:
Intangible assets	158.0
Property, plant and equipment	33.2
Current assets	7.5
Inventories	10.7
Deferred tax assets	0.9
Total assets	210.3

Liabilities:
Current liabilities	30.9
Deferred tax liabilities	22.6
Total liabilities	53.5

Total identifiable net assets acquired	156.8

Total purchase consideration	239.0

Total identifiable net assets acquired	(156.8)

Goodwill	82.2

The preliminary estimate of goodwill is €82.2 million. The goodwill recognized is attributable mainly to the growth prospects for the business expected organically and operational synergies.

If new information obtained within one year of the date of acquisition about facts and circumstances that existed at the date of acquisition are identified, then the accounting for the acquisition will be revised. The figures presented include working capital and net debt revisions post acquisition.

During the period from April 21, 2018 until September 30, 2018, the Goodfella's Pizza business contributed total revenue of €65.2 million and profit before tax of €5.5 million to the Company's results.
(b) Toppfrys AB

Effective March 2, 2018, the Company acquired a 60% stake of the outstanding share capital of Toppfrys AB, a pea processing business in Sweden that complements our existing business model. The Company paid €1.7 million (SEK 17.0 million) for the equity share acquired and subsequently provided loans of €1.5 million (SEK 13.6 million), bringing the total payments to €3.2 million (SEK 30.6 million). The Company has consolidated the business and has recognized a 40% non-controlling interest as it was determined to have control based on an assessment of the acquired business. In respect of the acquired business, Nomad concurrently has both put and call options with the remaining shareholders on the remaining 40% of the shares commencing in 2020.

The provisional 60% stake of net liabilities acquired were valued at €0.1 million, resulting in a provisional estimate of goodwill of €1.8 million. The Company believes the future value of goodwill will be obtained through its market position in Sweden. The revenue and profit or loss since the acquisition date are immaterial to the consolidated financial statements.
Non-controlling interests arise from business combinations in which the Company acquires less than a 100 per cent interest. Non-controlling interests are initially measured at either fair value or at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets. Nomad determines on a transaction by transaction basis which measurement method is used.
The excess of the consideration transferred, the amount of any non-controlling interests in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets is recorded as goodwill.
Subsequent to acquisition, the carrying amount of non-controlling interests is increased or decreased by the non-controlling interest’s share of subsequent changes in equity and payments to the non-controlling interest. Total comprehensive income is attributed to the non-controlling interests even if this results in the non-controlling interests having a negative balance.
(c) Aunt Bessie's
On July 2, 2018, the Company completed its previously announced acquisition of all the share capital of Aunt Bessie’s Limited (“Aunt Bessie's”) from William Jackson & Son Limited for a purchase price of £209.0 million (€235.9 million). Aunt Bessie’s is a leading frozen food company in the United Kingdom where it manufactures, distributes and sells a range of branded frozen food products. The Aunt Bessie’s brand holds number one and number two market share positions, respectively, within frozen Yorkshire puddings and frozen potatoes, which combine to represent the majority of its revenues.

The preliminary assessment of the fair values of assets and liabilities of Aunt Bessie's at the date of acquisition and the consideration paid was as follows:

July 2, 2018
€m
Assets:
Intangible assets	204.2
Property, plant and equipment	24.2
Current assets	19.5
Inventories	13.2
Total assets	261.1

Liabilities:
Current liabilities	18.8
Deferred tax liabilities	36.8
Total liabilities	55.6

Total identifiable net assets acquired	205.5

Total purchase consideration	235.9

Total identifiable net assets acquired	(205.5)

Goodwill	30.4

The preliminary estimate of goodwill is €30.4 million. The goodwill recognized is attributable mainly to the growth prospects for the business expected organically and operational synergies.

If new information obtained within one year of the date of acquisition about facts and circumstances that existed at the date of acquisition are identified, then the accounting for the acquisition will be revised.

During the period from July 2, 2018 till September 30, 2018, the business contributed total revenue of €27.4 million and profit before tax of €2.3 million to the Company's results.
(d) Impact of all acquisitions on financial statements

Acquisition related costs of €8.9 million are recognized as an expense in other operating expenses.
If all acquisitions had occurred on January 1, 2018, management estimates that the combined Company would have revenue of €1,672.7 million and profit before tax of €181.6 million for the nine months ended September 30, 2018.
(e) Purchase consideration - cash outflow

	For the nine months ended September 30,
	2018	2017
Outflow of cash to acquire subsidiary, net of cash acquired	€m	€m
Cash consideration	474.9	—
Less cash acquired	(9.8)	—
Net outflow of cash - investing activities	465.1	—